(Loss)/Income Per Share (Details) - Schedule of Basic Loss Per Share and Diluted Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		¥ 385,527		$ 53,050	¥ (108,652)		¥ (233,426)
Net income attributable to noncontrolling interests					115
Net (loss)/income attributable to QuantaSing Group Limited		385,527		53,050	(108,537)		(233,426)
Allocation of accretion of Predecessors’ preferred shares			[1]			[1]	(22,655)	[1]
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date					(22,379)		(2,987)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited		¥ 385,527		$ 53,050	¥ (130,916)		¥ (259,068)
Denominator:
— basic (in Shares)	[2]	164,998,649		164,998,649	103,948,398		49,270,950
— diluted (in Shares)	[2]	170,045,651		170,045,651	103,948,398		49,270,950
Net (loss)/income per share
— basic (in Yuan Renminbi per share) | (per share)		¥ 2.34	[2]	$ 0.32	¥ (1.26)	[2]	¥ (5.26)	[2]
— diluted (in Yuan Renminbi per share) | (per share)		¥ 2.27	[2]	$ 0.31	¥ (1.26)	[2]	¥ (5.26)	[2]

[1]	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB22,655, nil and nil for the years ended June 30, 2022, 2023 and 2024 respectively.
[2]	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 2,276,065, 3,318,369 and 3,092,516 vested options with nominal exercise price for the years ended June 30, 2022, 2023 and 2024.